NOTE 10 - GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended
	Nov. 30, 2020	May 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Negative working capital	$ 6,486,286
Accumulated deficit	$ (11,900,409)	$ (11,900,187)